Expense Example, No Redemption - FidelitySustainableTargetDateFunds-ComboClassAMCIZPro - FidelitySustainableTargetDateFunds-ComboClassAMCIZPro - Fidelity Sustainable Target Date 2040 Fund	May 30, 2024 USD ($)
Fidelity Advisor Sustainable Target Date 2040 Fund - Class Z
Expense Example, No Redemption:
1 Year	$ 40
3 Years	125
5 Years	219
10 Years	493
Fidelity Advisor Sustainable Target Date 2040 Fund - Class C
Expense Example, No Redemption:
1 Year	152
3 Years	471
5 Years	813
10 Years	1,576
Fidelity Advisor Sustainable Target Date 2040 Fund - Class M
Expense Example, No Redemption:
1 Year	447
3 Years	654
5 Years	878
10 Years	1,521
Fidelity Advisor Sustainable Target Date 2040 Fund - Class A
Expense Example, No Redemption:
1 Year	646
3 Years	798
5 Years	963
10 Years	1,441
Fidelity Advisor Sustainable Target Date 2040 Fund - Class I
Expense Example, No Redemption:
1 Year	50
3 Years	157
5 Years	274
10 Years	$ 616